Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles (Estimated Future Amortization) (Details) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Estimated future amortization expense allocated to other expenses for VOBA [Abstract]
VOBA 2016	$ 4
VOBA 2017	6
VOBA 2018	5
VOBA 2019	5
VOBA 2020	5
Value of Distribution Agreements and Customer Relationships Acquired [Abstract]
VODA and VOCRA 2016	30
VODA and VOCRA 2017	28
VODA and VOCRA 2018	26
VODA and VOCRA 2019	24
VODA and VOCRA 2020	$ 21